CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Operating activities
Net income (loss) from continuing operations	$ (1,807)	$ 3,226
Net income (loss) from discontinued operations, net of tax	2,021	(1,599)
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	1,499	1,354
Provision for loan and lease losses	665	1,275
Net amortization of investment securities discounts/premiums	3,573	3,441
Stock-based compensation expense	464	772
Loans originated for sale	(125,923)	(218,587)
Sale of loans originated for resale	104,859	75,441
Gain on sales of loans originated for resale	(1,676)	(5,484)
Gain on sale of fixed assets	(2)	(2)
Gain on sales of investment securities	(80)	(241)
Increase in accrued interest receivable	(39)	(1,928)
Decrease in other assets	1,203	36,401
Increase in discontinued assets held for sale	(20,392)	(43,923)
Increase (decrease) in other liabilities	297	(1,552)
Net cash used in operating activities	(35,338)	(151,407)
Investing activities
Purchase of investment securities available-for-sale	(30,401)	(222,550)
Proceeds from sale of investment securities available-for-sale	35,226	24,173
Proceeds from redemptions and prepayments of securities held-to-maturity	89	38
Proceeds from redemptions and prepayments of securities available-for-sale	47,140	64,004
Net decrease (increase) in loans	3,632	(103,103)
Net decrease in discontinued loans held for sale	65,747	19,098
Proceeds from sale of fixed assets	144	11
Purchases of premises and equipment	(2,805)	(1,092)
Investment in unconsolidated entity	2,812
Net cash provided by (used in) investing activities	121,584	(219,421)
Financing activities
Net decrease in deposits	(129,740)	(25,781)
Net decrease in securities sold under agreements to repurchase	$ (11,455)	(4,730)
Proceeds from the exercise of options		$ 71
Excess tax benefit from share-based payment arrangements
Net cash used in financing activities	$ (141,195)	$ (30,440)
Net decrease in cash and cash equivalents	(54,949)	(401,268)
Cash and cash equivalents, beginning of period	1,114,235	1,235,949
Cash and cash equivalents, end of period	1,059,286	834,681
Supplemental disclosure:
Interest paid	$ 3,129	2,911
Taxes paid		$ 1,129